DEBT (Tables)	6 Months Ended
Jun. 30, 2023
DEBT
Schedule of short-term and long-term debt

	As of
	December 31,	June 30,
	2022	2023
Short-term debt:
Long-term bank borrowings, current portion	208	115
Short-term bank borrowings	3,035	999
Convertible senior notes, current portion	—	3,601
FF&E liability, current portion	45	50
Total	3,288	4,765

Long-term debt:
Long-term bank borrowings, non-current portion	2,929	819
Convertible senior notes, non-current portion	3,463	—
FF&E liability, non-current portion	228	230
Others	15	16
Total	6,635	1,065

Schedule of contractual maturities of the group's long-term debt

Principle Amounts
Remainder of 2023	579
2024	4,292
2025	766
2026	47
2027	40
Thereafter	120
Total	5,844